Stockholders' Equity (Details Narrative) - USD ($)													12 Months Ended
	Oct. 27, 2016	Sep. 06, 2016	Aug. 26, 2016	May 16, 2016	May 02, 2016	Apr. 12, 2016	Apr. 02, 2016	Mar. 31, 2016	Mar. 22, 2016	Jan. 22, 2016	Dec. 24, 2015	Jun. 17, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 05, 2016	Sep. 30, 2016
Shares issued price per share													$ 50.00	$ 10.00
Number of common stock issued during the period													$ 3,867,188	$ 976,000,000
Issuance of preferred stock													246,000	6,429,500
Conversion of preferred shares to common shares
Reverse stock split description	1-for-10 reverse split		1-for-1,000				1-for-100 reverse stock split					1-for-100 reverse split
Excess shares issued			200,000,000												300,000,000	250,000,000
Common stock shares authorized			40,000,000										300,000,000	300,000,000	40,000,000	200,000,000
Common stock, par value													$ 0.001	$ 0.001		$ 0.001
Preferred stock shares authorized													50,000,000	50,000,000		50,000,000
Preferred stock, par value													$ 0.001	$ 0.001		$ 0.001
Common stock, shares issued													9,714,186	2,887,428		9,672,723
Common stock, shares outstanding													9,714,186	2,887,428		9,672,723
Preferred stock shares issued													0	1,160,000
Preferred stock shares outstanding													0	1,160,000
Worldwide Holdings, LLC [Member]
Number of common stock shares issued during the period													5,000
Series H Convertible Preferred Stock [Member] | Maximum [Member]
Preferred stock dividend rate				10.00%
Series H Convertible Preferred Stock [Member] | Minimum [Member]
Preferred stock dividend rate				8.00%
Series H Preferred Stock [Member]
Number of unconverted shares of preferred stock													2,825,000
Number of unconverted shares of preferred stock value													$ 2,825,000
Preferred stock dividend rate													8.00%
Preferred stock shares issued																3,071,000
Preferred stock shares outstanding																3,071,000
Preferred stock dividend per share in the event of liquidation or winding up													$ 1
Existing Stockholders [Member]
Number of common stock shares issued during the period										370
Shares issued price per share										$ 50.00
Number of common stock issued during the period										$ 18,500
Stockholders [Member]
Reverse stock split description	1-for-10 reverse split						100-for-1 forward stock split
Number of common stock shares repurchased during the period	129,571						1,793
Number of shares of stock converted into less than one shares purchase value	$ 78,330						$ 130,769
Excess shares issued							3,000,000,000
Common stock shares authorized							200,000,000
Number of shares of commno stock with cost-effective way to cash out their investments	1,000						100
Number of additional fractional shares issued	218
MZ Group [Member]
Number of common stock shares issued during the period						2,000
Conversion of preferred shares to common shares, shares		5,000
98 Existing Stockholders [Member]
Number of common stock shares issued during the period					243,967
Shares issued price per share					$ 10.00
Number of common stock issued during the period					$ 2,439,673
Paid in consulting services					$ 87,000
84 Existing Stockholders [Member]
Shares issued price per share		$ 10.00
Conversion of preferred shares to common shares		$ 1,357,515
Conversion of preferred shares to common shares, shares		135,751
Series G Convertible Preferred Stock [Member] | Preferred Stockholders [Member]
Number of unconverted shares of preferred stock											160,000
Number of unconverted shares of preferred stock value											$ 160,000
Series H Preferred Stock [Member]
Number of common stock shares issued during the period
Number of common stock issued during the period
Issuance of preferred stock, shares													3,071,000	160,000
Issuance of preferred stock													$ 3,071	$ 160
Conversion of preferred shares to common shares														$ (160)
Conversion of preferred shares to common shares, shares														(160,000)
Number of preferred stock shares exercised													246,000
Series H Preferred Stock [Member] | 12 Existing Stockholders [Member]
Issuance of preferred stock, shares									3,071,000
Preferred stock price per share									$ 1.00
Issuance of preferred stock									$ 3,071,000
Subscription receivable									$ 2,825,000
Series A Preferred Stock [Member]
Number of common stock shares issued during the period
Number of common stock issued during the period
Issuance of preferred stock, shares
Issuance of preferred stock
Conversion of preferred shares to common shares													$ (1,000)
Conversion of preferred shares to common shares, shares													(1,000,000)
Series A Preferred Stock [Member] | Paul Mathieson [Member]
Conversion of preferred shares to common shares, shares								6,400,000
Common Stock [Member]
Number of common stock shares issued during the period													386,718	432,608
Number of common stock issued during the period													$ 3,867	$ 4,326
Issuance of preferred stock, shares
Issuance of preferred stock
Conversion of preferred shares to common shares													$ 64,000	$ 2,833
Conversion of preferred shares to common shares, shares													6,400,000	283,273
Preferred stock convertible into common stock													49,200
Series H Convertible Preferred Stock [Member]
Preferred stock, par value													$ 0.001	$ 0.001
Preferred stock shares issued													3,071,000	160,000